Summary of Financial Information for the Subsidiaries of Non-controlling Interests (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Current assets	$ 17,629,849	$ 22,045,899
Non-current assets	21,596,012	2,923,638
Total assets	39,225,861	24,969,537
Current liabilities	13,388,850	7,083,876
Non-current liabilities	7,112,710	1,254,465
Total liabilities	20,501,560	8,338,341
Non-controlling interest	2,360,933	238,405
Revenue	58,377,133	18,397,509
Profit (loss) for the year attributable to the owners of the parent	(3,473,737)	2,241,986
Profit (loss) for the year attributable to NCIs	(103,407)
Other comprehensive income	224,612	(200,824)
Total comprehensive income for the year attributable to the owners of the parent	(3,257,297)	2,041,162
Total comprehensive income for the year attributable to NCI	(95,235)
Total comprehensive income	(3,352,532)	2,041,162
Net cash from operating activities	8,484,998	2,390,915
Net cash from investing activities	(4,660,926)	(8,394,680)
Net cash used in financing activities	727,865	(5,807,364)
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Current assets	723,090	7,463,793
Non-current assets	6,004,993	1,878,938
Total assets	6,728,083	9,342,731
Current liabilities	1,796,474	1,643,633
Non-current liabilities	5,608,539
Total liabilities	7,405,013	1,643,633
Non-controlling interest	2,360,933	238,405
Revenue	540,059
Profit (loss) for the year attributable to the owners of the parent	82,550	5,376,027
Profit (loss) for the year attributable to NCIs	(103,407)
Profit (loss)	(20,857)	5,376,027
Other comprehensive income attributable to the owners of the parent	9,327
Other comprehensive income attributable to NCIs	8,172
Other comprehensive income	17,499
Total comprehensive income for the year attributable to the owners of the parent	91,877	5,376,027
Total comprehensive income for the year attributable to NCI	(95,235)
Total comprehensive income	(3,358)	5,376,027
Net cash from operating activities	461,361	488
Net cash from investing activities	443,665
Net cash used in financing activities	(395,129)
Ontario inc [member]
IfrsStatementLineItems [Line Items]
Current assets	2,343	6,874,801
Non-current assets
Total assets	2,343	6,874,801
Current liabilities	927,790	1,617,782
Non-current liabilities
Total liabilities	927,790	1,617,782
Non-controlling interest	(44,717)	(44,717)
Revenue
Profit (loss) for the year attributable to the owners of the parent	156,173	5,376,027
Profit (loss) for the year attributable to NCIs
Profit (loss)	156,173	5,376,027
Other comprehensive income attributable to the owners of the parent
Other comprehensive income attributable to NCIs
Other comprehensive income
Total comprehensive income for the year attributable to the owners of the parent	156,173	5,376,027
Total comprehensive income for the year attributable to NCI
Total comprehensive income	156,173	5,376,027
Net cash from operating activities	1,855	488
Net cash from investing activities
Net cash used in financing activities
Solar Alliance Dev Co LLC [member]
IfrsStatementLineItems [Line Items]
Current assets		588,992
Non-current assets		1,878,938
Total assets		2,467,930
Current liabilities		25,851
Non-current liabilities
Total liabilities		25,851
Non-controlling interest		283,122
Revenue	30,965
Profit (loss) for the year attributable to the owners of the parent	36,366
Profit (loss) for the year attributable to NCIs	7,023
Profit (loss)	43,389
Other comprehensive income attributable to the owners of the parent	9,327
Other comprehensive income attributable to NCIs	8,172
Other comprehensive income	17,499
Total comprehensive income for the year attributable to the owners of the parent	45,693
Total comprehensive income for the year attributable to NCI	15,195
Total comprehensive income	60,888
Net cash from operating activities
Net cash from investing activities
Net cash used in financing activities
OFIT GM Inc [member]
IfrsStatementLineItems [Line Items]
Current assets	560,757
Non-current assets	4,237,485
Total assets	4,798,242
Current liabilities	770,469
Non-current liabilities	4,039,128
Total liabilities	4,809,597
Non-controlling interest	1,766,009
Revenue	366,429
Profit (loss) for the year attributable to the owners of the parent	(79,851)
Profit (loss) for the year attributable to NCIs	(80,171)
Profit (loss)	(160,022)
Other comprehensive income attributable to the owners of the parent
Other comprehensive income attributable to NCIs
Other comprehensive income
Total comprehensive income for the year attributable to the owners of the parent	(79,851)
Total comprehensive income for the year attributable to NCI	(80,171)
Total comprehensive income	(160,022)
Net cash from operating activities	434,447
Net cash from investing activities	242,885
Net cash used in financing activities	(289,174)
OFIT RT Inc [member]
IfrsStatementLineItems [Line Items]
Current assets	159,990
Non-current assets	1,767,508
Total assets	1,927,498
Current liabilities	98,215
Non-current liabilities	1,569,411
Total liabilities	1,667,626
Non-controlling interest	639,641
Revenue	142,665
Profit (loss) for the year attributable to the owners of the parent	(30,138)
Profit (loss) for the year attributable to NCIs	(30,259)
Profit (loss)	(60,397)
Other comprehensive income attributable to the owners of the parent
Other comprehensive income attributable to NCIs
Other comprehensive income
Total comprehensive income for the year attributable to the owners of the parent	(30,138)
Total comprehensive income for the year attributable to NCI	(30,259)
Total comprehensive income	(60,397)
Net cash from operating activities	25,059
Net cash from investing activities	200,780
Net cash used in financing activities	$ (105,955)